Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document - Document and Entity Information [Abstract]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Trading Symbol	POT
Entity Registrant Name	POTASH CORP OF SASKATCHEWAN INC
Entity Central Index Key	0000855931
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	840,223,041